Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 4,412	$ 144	$ 3,491
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	243		273
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	3,734		3,084
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 435		$ 134